Trade and other receivables (Details 6) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables		€ 10,182
Other Receivables	€ 300	5,239
Financial assets neither past due nor impaired [member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables		8,800
Other Receivables		4,604
Financial assets impaired [member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables		567
Other Receivables		31
within 90 days [member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables		478
Other Receivables		21
from 3 to 6 months [member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables		46
Other Receivables		9
from 6 to 12 months [member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables		147
Other Receivables		202
over 12 months [member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables		144
Other Receivables		372
Total Due [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables		815
Other Receivables		€ 604